Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable from related parties		$ 12,017,651	$ 10,862,238
Lease expiration date	Jun. 30, 2022
Lease description	The Company entered into a lease agreement with Taoping New Media for leasing the Company's office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022.
Loan receivable from related party		519,331	397,041
Taoping New Media Co., Ltd [Member]
Revenues from related parties		400,000	7,400,000	$ 9,400,000
Accounts receivable from related parties		4,200,000	12,500,000	9,500,000
Advances received from related parties		161,063	140,938	51,183
Rental income, related party		61,000	61,000	63,000
Other revenue related party		85,289	44,621	$ 22,416
Loan receivable from related party		500,000	400,000
Due to related party		140,000	130,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Amount for consultation services		69,585	65,276
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Amount for consultation services		$ 69,585	$ 66,135